Intangible Assets and Goodwill, Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Goodwill [Abstract]
Balance - Beginning of year	$ 39,892	$ 35,077
Business combinations (note 3)	0	5,931
Foreign currency translation adjustment	(1,244)	(1,116)
Balance - End of year	$ 38,648	$ 39,892